Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equty (Deficit) - USD ($) $ in Thousands	Ordinary shares Class A	Ordinary shares Class B		Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total Company’s equity (deficit)	Non- controlling interests	Subscription receivables	Total
Balance at Dec. 31, 2022	$ 3	$ 25		$ 576,820	$ (299,220)	$ (2,586)	$ 274,466	$ (2,578)	$ (576)	$ 271,888
Balance (in Shares) at Dec. 31, 2022	32,715,010	253,470,511
Net loss					(265,294)		(265,294)	(1,401)		(266,695)
Foreign currency translation						(1,708)	(1,708)	163		(1,545)
Liabilities obligated by shareholders (Note 9)				15,000			15,000			15,000
Execution of warrants to ordinary shares				12			588		576	588
Execution of warrants to ordinary shares (in Shares)		1,000
Issuance of ordinary shares		$ 1	[1]	18,358			18,359			18,359
Issuance of ordinary shares (in Shares)		2,378,171
Share-based compensation	$ 1			23,338			23,339			23,339
Share-based compensation (in Shares)	3,635,001
Balance at Dec. 31, 2023	$ 4	$ 26		633,528	(564,514)	(4,294)	64,750	(3,816)		60,934
Balance (in Shares) at Dec. 31, 2023	36,350,011	255,849,682
Net loss					(32,206)		(32,206)	(479)		(32,685)
Foreign currency translation						(342)	(342)			(342)
Contribution from shareholders
Balance at Jun. 30, 2024	$ 4	$ 26		633,528	(596,720)	(4,636)	32,202	(4,295)		27,907
Balance (in Shares) at Jun. 30, 2024	36,350,011	255,849,682
Balance at Dec. 31, 2023	$ 4	$ 26		633,528	(564,514)	(4,294)	64,750	(3,816)		60,934
Balance (in Shares) at Dec. 31, 2023	36,350,011	255,849,682
Net loss					(172,535)		(172,535)	(191)		(172,726)
Foreign currency translation						189	189	36		225
Liabilities obligated by shareholders (Note 9)				45,000			45,000			45,000
Balance at Dec. 31, 2024	$ 4	$ 26		678,528	(737,049)	(4,105)	(62,596)	(3,971)		(66,567)
Balance (in Shares) at Dec. 31, 2024	36,350,011	255,849,682
Net loss					(2,236)		(2,236)	(115)		(2,351)
Foreign currency translation						(242)	(242)	(55)		(297)
Balance at Jun. 30, 2025	$ 4	$ 26		$ 678,528	$ (739,285)	$ (4,347)	$ (65,074)	$ (4,141)		$ (69,215)
Balance (in Shares) at Jun. 30, 2025	36,350,011	255,849,682

[1]	On December 29, 2023, the Company issued 2,378,171 Class B ordinary shares of a par value of US$0.0001 each to W. Motors Automotive Group Holding Limited. See Note 21 for more details